SUMMARY OF STOCK OPTIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options Outstanding, Outstanding at Beginning of Period	233,917	229,833	229,833
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 15.43	$ 15.43	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period			4 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding at Beginning of Period		$ 2,995,640	$ 2,995,640
Number of Stock Options Outstanding, Granted		27,417	27,417
Weighted Average Exercise Price Per Share, Granted			$ 30.86
Weighted Average Remaining Contractual Life (years), Granted			4 years 3 months 10 days
Aggregate Intrinsic Value, Granted
Number of Stock Options Outstanding, Forfeited or expired			(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired			$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired			4 years 2 months 23 days
Aggregate Intrinsic Value, Forfeited or expired
Number of Stock Options Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Remaining Contractual Life (years), Exercised
Aggregate Intrinsic Value, Exercised
Number of Stock Options Outstanding, Outstanding at End of Period			233,917
Weighted Average Exercise Price, Outstanding at End of Period			$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period			3 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding at End of Period
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Stock Options Outstanding, Outstanding at Beginning of Period	233,917	229,833	229,833
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 15.43	$ 15.25	$ 15.25
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period	3 years 7 months 17 days	3 years 10 months 13 days
Aggregate Intrinsic Value, Outstanding at Beginning of Period		$ 2,995,640	$ 2,995,640
Number of Stock Options Outstanding, Granted		27,417
Weighted Average Exercise Price Per Share, Granted		$ 30.49
Weighted Average Remaining Contractual Life (years), Granted		4 years 6 months 10 days
Aggregate Intrinsic Value, Granted
Number of Stock Options Outstanding, Forfeited or expired	(70,004)	(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired	$ 14.57	$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired	2 years 11 months 4 days	4 years 5 months 23 days
Aggregate Intrinsic Value, Forfeited or expired
Number of Stock Options Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Aggregate Intrinsic Value, Exercised
Number of Stock Options Outstanding, Outstanding at End of Period	163,913	233,917	233,917
Weighted Average Exercise Price, Outstanding at End of Period	$ 15.50	$ 17.14	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period	2 years 10 months 9 days	3 years 10 months 17 days
Aggregate Intrinsic Value, Outstanding at End of Period